Financial Assets and Liabilities at Fair Value through Profit or Loss ("FVTPL") - Disclosure of Financial Instruments (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,521,406	$ 1,709,531
Structured Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, mandatorily measured at FVTPL	1,478,591	1,639,457
Foreign currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, mandatorily measured at FVTPL	42,815	70,074
Financial liabilities, held for trading	$ 18,859	$ 22,115